Fair value measurements and financial risk management - Schedule of fair value measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair value measurements and financial risk management
Investments	$ 0	$ 1,713
Contingent consideration liabilities	3,358	6,147	$ 4,724
Fair value, net	3,358	7,860
Level 1
Fair value measurements and financial risk management
Investments	0	0
Contingent consideration liabilities	0	0
Fair value, net	0	0
Level 2
Fair value measurements and financial risk management
Investments	0	0
Contingent consideration liabilities	0	0
Fair value, net	0	0
Level 3
Fair value measurements and financial risk management
Investments	0	1,713
Contingent consideration liabilities	3,358	6,147
Fair value, net	$ 3,358	$ 7,860